Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Investments accounted for using equity method [abstract]
Associates	¥ (16)	¥ (1)
Joint ventures	(3)	(7)
Share of net losses of investments accounted for using equity method	¥ (19)	¥ (8)